Trade receivables	12 Months Ended
Apr. 02, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	April 2, 2023	April 3, 2022
	$	$
Trade accounts receivable	30.4	22.0
Credit card receivables	2.5	2.5
Other receivables	19.5	19.3
	52.4	43.8
Less: expected credit loss and sales allowances	(1.5)	(1.1)
Trade receivables	50.9	42.7
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	April 2, 2023			April 3, 2022
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.3)	(0.8)	(1.1)	(0.5)	(1.3)	(1.8)
Losses recognized	(0.1)	(0.3)	(0.4)	—	(0.5)	(0.5)
Amounts settled or written off during the year	—	—	—	0.2	1.0	1.2
Balance at the end of the year	(0.4)	(1.1)	(1.5)	(0.3)	(0.8)	(1.1)